Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis ETF Trust II
Entity Central Index Key	0001728860
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000243076
Shareholder Report [Line Items]
Fund Name	Natixis Loomis Sayles Focused Growth ETF
Trading Symbol	LSGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Loomis Sayles Focused Growth ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Loomis Sayles Focused Growth ETF	$70	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 20-30 names.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Meta Platforms, and Amazon.com contributed the most to performance.

•Stock selection in the information technology, consumer discretionary, communication services, and healthcare sectors, along with our allocations in the communication services, industrials, and consumer staples sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Boeing, Monster Beverage, and Workday detracted the most from performance.

•Stock selection in the industrials, financials, and consumer staples sectors, along with our allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we added to our existing holdings in Boeing, Disney, Monster Beverage, Regeneron, Starbucks, Tesla, and Vertex. We trimmed our positions in Meta Platforms, Microsoft, Netflix, and Nvidia to finance the purchases. We sold our position in Grail which we received as a spin-off from existing holding Illumina.

Line Graph [Table Text Block]
	Natixis Loomis Sayles Focused Growth ETF	S&P 500® Index	Russell 1000® Growth Index
06/2023	$10,132	$10,166	$10,179
07/2023	$10,552	$10,493	$10,522
08/2023	$10,516	$10,325	$10,428
09/2023	$9,828	$9,833	$9,860
10/2023	$9,612	$9,626	$9,720
11/2023	$10,724	$10,506	$10,780
12/2023	$11,231	$10,983	$11,257
01/2024	$11,635	$11,167	$11,538
02/2024	$12,628	$11,764	$12,325
03/2024	$12,820	$12,142	$12,542
04/2024	$12,008	$11,646	$12,010
05/2024	$12,624	$12,224	$12,729
06/2024	$13,584	$12,662	$13,587
07/2024	$13,420	$12,816	$13,356
08/2024	$13,628	$13,127	$13,634
09/2024	$14,160	$13,408	$14,021
10/2024	$14,324	$13,286	$13,974
11/2024	$15,393	$14,066	$14,881
12/2024	$15,524	$13,731	$15,012

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/28/23
Natixis Loomis Sayles Focused Growth ETF	38.22%	33.82%
S&P 500® Index	25.02%	23.30%
Russell 1000® Growth Index	33.36%	30.61%

Performance Inception Date	Jun. 28, 2023
Previous Investment Adviser [Text Block]
AssetsNet	$ 303,270,794
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 756,191
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$303,270,794
# of Portfolio Holdings (including overnight repurchase agreements)	22
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$756,191

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.6%
Health Care Equipment & Supplies	3.1%
Beverages	3.5%
Aerospace & Defense	3.6%
Financial Services	4.1%
Biotechnology	5.9%
Entertainment	7.6%
Broadline Retail	8.1%
Automobiles	8.4%
Semiconductors & Semiconductor Equipment	13.2%
Interactive Media & Services	16.3%
Software	20.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	13.2%
Meta Platforms, Inc., Class A	8.8%
Tesla, Inc.	8.4%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	7.5%
Microsoft Corp.	5.0%
Netflix, Inc.	5.0%
Autodesk, Inc.	4.5%
Salesforce, Inc.	4.5%
Oracle Corp.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000220375
Shareholder Report [Line Items]
Fund Name	Natixis Vaughan Nelson Select ETF
Trading Symbol	VNSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Vaughan Nelson Select ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Vaughan Nelson Select ETF	$84	0.80%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

•The only contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Consumer Discretionary led by DoorDash, Inc. Class A.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was security selection within Information Technology with Snowflake, Inc. Class A as the weakest name.

•Security selection within Health Care negatively impacted performance. DexCom, Inc. hindered the sector the most.

•Selection within Energy detracted from performance with Kosmos Energy Ltd.. being the weakest name.

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Consumer Discretionary, Materials, Industrials, and Energy while underweight Consumer Staples, Financials, Utilities, Real Estate, Health Care, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Natixis Vaughan Nelson Select ETF	S&P 500® Index
09/2020	$9,859	$9,892
10/2020	$9,642	$9,629
11/2020	$10,644	$10,683
12/2020	$11,037	$11,094
01/2021	$10,767	$10,982
02/2021	$11,435	$11,285
03/2021	$12,011	$11,779
04/2021	$12,506	$12,407
05/2021	$12,719	$12,494
06/2021	$13,134	$12,786
07/2021	$13,709	$13,089
08/2021	$14,233	$13,487
09/2021	$13,613	$12,860
10/2021	$14,816	$13,761
11/2021	$15,106	$13,666
12/2021	$15,407	$14,278
01/2022	$14,185	$13,539
02/2022	$13,963	$13,134
03/2022	$14,994	$13,622
04/2022	$13,676	$12,434
05/2022	$13,524	$12,457
06/2022	$12,642	$11,428
07/2022	$13,595	$12,482
08/2022	$13,060	$11,973
09/2022	$12,051	$10,870
10/2022	$12,663	$11,751
11/2022	$13,585	$12,407
12/2022	$12,851	$11,692
01/2023	$13,643	$12,427
02/2023	$13,280	$12,124
03/2023	$14,016	$12,569
04/2023	$14,322	$12,765
05/2023	$14,435	$12,821
06/2023	$14,925	$13,668
07/2023	$15,252	$14,107
08/2023	$15,099	$13,882
09/2023	$14,184	$13,220
10/2023	$13,684	$12,942
11/2023	$15,063	$14,124
12/2023	$15,739	$14,766
01/2024	$15,949	$15,014
02/2024	$17,152	$15,816
03/2024	$17,347	$16,325
04/2024	$16,006	$15,658
05/2024	$16,467	$16,434
06/2024	$16,831	$17,024
07/2024	$16,861	$17,231
08/2024	$17,117	$17,649
09/2024	$17,384	$18,026
10/2024	$17,061	$17,863
11/2024	$18,008	$18,911
12/2024	$17,348	$18,460

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 9/16/20
Natixis Vaughan Nelson Select ETF	10.22%	13.70%
S&P 500® Index	25.02%	15.43%

Performance Inception Date	Sep. 16, 2020
Previous Investment Adviser [Text Block]
AssetsNet	$ 17,971,168
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 33,783
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,971,168
# of Portfolio Holdings (including overnight repurchase agreements)	30
Portfolio Turnover Rate	69%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$33,783

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.3%
Construction & Engineering	3.1%
Hotels, Restaurants & Leisure	3.2%
Specialty Retail	3.3%
Ground Transportation	3.7%
Pharmaceuticals	3.8%
Banks	3.8%
Oil, Gas & Consumable Fuels	4.0%
Capital Markets	4.3%
Entertainment	4.6%
Chemicals	5.0%
Broadline Retail	6.8%
Interactive Media & Services	8.8%
Software	14.0%
Semiconductors & Semiconductor Equipment	18.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.3%
Microsoft Corp.	6.9%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class A	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
Walt Disney Co.	4.6%
Intercontinental Exchange, Inc.	4.3%
ServiceNow, Inc.	4.1%
Monolithic Power Systems, Inc.	3.9%
JPMorgan Chase & Co.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.